Warrants (Tables) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021
Class of Warrant or Right [Line Items]
Summary of Preferred stock warrants classified as liabilities	Preferred stock warrants classified as liabilities consisted of the following as of December 31, 2020, and 2021:

	AS OF DECEMBER 31, 2020
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	58,127	$75	December 31, 2011	$0.15	The earlier of January 17, 2022 or a deemed liquidation or IPO

Series A-2	24,510	21	August 26, 2014	$1.53	The earlier of August 25, 2024 or the date of a qualifying acquisition

Series A-3	18,174	29	December 18, 2015	$0.23	The earlier of December 18, 2025 or a deemed liquidation or IPO

Total	100,811	$125

	AS OF DECEMBER 31, 2021
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	37,820	$228	December 31, 2011	$0.15	The earlier of January 17, 2022 or a deemed liquidation or IPO

Series A- 2	24,510	138	August 26, 2014	$1.53	The earlier of August 25, 2024 or the date of a qualifying acquisition

Series A-3	18,174	110	December 18, 2015	$0.23	The earlier of December 18, 2025 or a deemed liquidation or IPO
Total	80,504	$476

Summary of estimated the fair value of the warrants
The Company estimated the fair value of the warrants as of December
31
,
2020
, and
2021
using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31, 2020
Valuation Assumptions	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$1.45	$1.54	$1.76
Risk free interest rate	0.10%	0.27%	0.36%
Expected volatility	88.4%	78.5%	82.4%
Estimated time (in years)	1.05	3.65	4.97

	As of December 31, 2021
Valuation Assumptions	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$6.12	$6.13	$6.16
Risk free interest rate	0.06%	0.97%	1.12%
Expected volatility	87.6%	85.5%	84.9%
Estimated time (in years)	0.05	2.65	3.97

Summary of Common stock warrant classified

	Preferred Stock Warrant classified as Equity
Warrant Class	Shares	Issuance Date	Exercise Price per Share	Expiration Date
Series D preferred stock	874,130	July 24, 2020	$1.8118	The earlier of July 24, 2025 or the date of a qualifying acquisition or IPO

Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right [Line Items]
Summary of estimated the fair value of the warrants

Valuation Assumptions	At Issuance (as of March 29, 2021)	As of December 31, 2021
Fair value of common stock	$0.82	$5.89
Risk free interest rate	1.73%	1.52%
Expected volatility	72.10%	63.30%
Expected term (in years)	10.00	9.25

Summary of Common stock warrant classified

Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Common stock	219,839	$1,188	March 29, 2021	$0.82	The earlier of March 29, 2031 or the date of a qualifying acquisition

Common Stock Warrants Classified As Equity [Member]
Class of Warrant or Right [Line Items]
Summary of Common stock warrant classified
Common stock warrant classified as a component of permanent equity consisted of the following at December 31, 2021:

As of December 31, 2021
Warrant Class	Shares	Issuance Date	Exercise Price per Share	Expiration Date
Common stock warrant	40,000	June 14, 2016	$0.22	The earlier of June 13, 2026 or the date of a qualifying acquisition

Common stock warrant	51,724	September 22, 2021	$1.74	The earlier of September 21, 2031 or the date of a qualifying acquisition

Total	91,724